Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)   Basis of Presentation

The unaudited condensed consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding interim financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operating results. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these financial statements should be read in conjunction with the Group’s annual consolidated financial statements and notes thereto, included in the Company’s 2020 Annual Report on Form 20-F filed with the SEC on April 26, 2021, referred to as the Company’s 2020 Annual Report.

The Group has incurred net losses of US$47.4 million for the year ended December 31, 2020 and US$12.1 million for the six months ended June 30, 2021, respectively. The accumulated deficit amounted to US$213.1 million as of June 30, 2021. Net cash used in operating activities were US$40.5 million for six months ended June 30, 2021. As of June 30, 2021, the Group’s current liabilities exceed its current assets by US$21.4 million.

The Group’s liquidity is dependent on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrowings from commercial banks to funds its general operations including its marketing activities. The Group’s ability to continue as a going concern is dependent on the following factors:

●	The successful implementation of a balanced growth strategy and an effective financial management which can contribute to the optimization of the operating cost and expense structure. To implement the plans, the Group will continue to improve the stickiness of its existing users by offering higher quality and diversified contents and user incentive program and optimize the new user acquisition strategy to efficiently control and reduce these user related costs. The Group will further strengthen the monetization capability by diversifying its revenue structure and improving the return on investment of its key products.
●	Obtaining funds from outside sources of financing to generate positive financing cash flows. In August 2021, the Company completed its offering to a third party investor and issued 990,034 ADSs representing 49,501,700 of the Group’s ordinary shares with the net proceeds deducting underwriting discount and offering costs of US$1.4 million. Further, as of the date of this report, a standby equity distribution agreement with an outside investor to sell up to US$20.0 million of the Company’s ADS is also available for the Company to execute at the Company’s request.
●	While there can be no assurance that the Group will be able to refinance its short-term bank borrowings as they become due, historically, the Group has renewed its short term credit facility upon the maturity of the loans and believes the Group will continue to be able to do so. Further, the convertible note payable and related derivative liabilities amounted to US$17.8 million as of June 30, 2021 can be settled in cash, ADSs through conversion of the note or a combination of both at the Company’s option.

If the Group does not have, or is not able to obtain, sufficient funds, the Group may have to adjust its operation plan and reduce operating expenses devoted to maintain existing users and acquire new users.

Management has concluded, after giving consideration to its plans as noted above, that the Group has sufficient cash and liquidity to fund its operations for one year from the date of the issuance of the unaudited condensed consolidated financial statements. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal courses of operations.

2. Summary of Significant Accounting Policies (Continued)

(b)   Principles of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries, its consolidated VIEs and VIEs’ subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services and any other restrictions. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore conducts its online business through the following major consolidated VIEs:

●	Shanghai Chu Bao (CooTek) Information Technology Co., Ltd. (“Chu Bao”)
●	Yingsun Information Technology (Ningbo) Co., Ltd. (“Yingsun”) *
●	Shanghai Qiaohan Technology Co., Ltd. (“Qiaohan”)
●	Molihong (Shenzhen) Internet Technology Co., Ltd. (“Molihong”)
●	Shanghai Dengyong Information Technology Co., Ltd. (“Dengyong”)
●	Shanghai Qinglin Network Technology Co., Ltd. (“Qinglin”)

* The Group restructured its VIEs and Yingsun was directly controlled by one of subsidiaries of the Group since November 2020.

2. Summary of Significant Accounting Policies (Continued)

(b)   Principles of Consolidation (Continued)

The following consolidated financial statement balances and amounts of the Group’s VIEs were included in the accompanying unaudited condensed consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

ASSETS
Cash and cash equivalents	7,105,349	9,974,475
Restricted cash	138,964	137,262
Accounts receivable, net	16,115,202	11,465,907
Prepaid expense and other assets	7,912,712	5,476,313
Long-term restricted cash	21,689,436	—
Property and equipment, net	36,422	178,460
Intangible assets, net	—	174
Operating lease right-of-use assets	—	845,606
Long-term investments	306,518	619,801
Other non-current assets	224,235	168,220
Total Assets	53,528,838	28,866,218
LIABILITIES
Accounts payable	43,099,067	26,256,751
Short-term bank borrowings	267,917	5,059,507
Accrued salary and benefits	694,225	1,196,802
Operating lease liabilities, current	—	640,524
Accrued expenses and other current liabilities	4,228,532	3,154,297
Deferred revenue	620,688	740,332
Operating lease liabilities, non-current	—	63,154
Total Liabilities	48,910,429	37,111,367

	For the six months ended June 30,
	2020	2021
	US$	US$

Net revenues	222,094,810	59,215,128
Income from operations	20,820,074	33,276,801
Net income	21,049,088	33,309,155
Net cash provided by operating activities	36,430,919	22,842,292
Net cash used in investing activities	(127,142)	(469,818)
Net cash provided by financing activities	—	4,765,123

The VIEs’ assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include purchased servers and software, which are presented in the account of “Property and equipment, net” and “Intangible assets, net”. The unrecognized revenue-producing assets mainly consist of the Internet Content Provider license (“ICP” license), trademarks, copyrights and registered patents, which are not recognized in the consolidated balance sheets.

Revenues of VIEs included in the consolidated financial statements mainly include revenue of advertising services. The VIEs contributed 95% and 36% of the Group’s consolidated net revenues for the six months ended June 30, 2020 and 2021, respectively. As of December 31, 2020 and June 30, 2021, the VIEs accounted for an aggregate of 55% and 33% respectively, of the consolidated total assets, and 44% and 37% respectively, of the consolidated total liabilities.

2. Summary of Significant Accounting Policies (Continued)

(b)   Principles of Consolidation (Continued)

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.

(c)   Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements including but not limited to allowance for doubtful accounts, accruals for user incentive programs, valuation allowances of deferred tax assets, valuation of share-based compensation, and valuation of embedded derivative liabilities. Actual results may differ materially from those estimates.

(d)   Fair Value

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1— Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
●	Level 2— Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
●	Level 3— Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

2. Summary of Significant Accounting Policies (Continued)

(d)   Fair Value (Continued)

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Financial instruments not reported at fair value include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, other current liabilities, short-term bank borrowings, and convertible note payable (see Note 8). The embedded monthly redemption right of the convertible note was measured at fair value and the Group determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy because the absence of observable inputs used in Monte Carlo simulation. The significant inputs applied in Monte Carlo simulation include expected volatility, dividend yield and present value discount rate. The carrying amounts of other financial instruments as of December 31, 2020 and June 30, 2021 were considered representative of their fair values due to their short-term nature.

Equity investments with readily determinable fair value are carried at fair value based on quoted market prices or estimated based on market conditions and risks existing at each balance sheet date. Equity investments without readily determinable fair value are measured at cost less impairment, and are adjusted for observable price changes in orderly transactions for an identical or similar investment of the same issuer.

(e)   Foreign Currency Translation

The functional currency of the Group is the United States Dollar (“US$”). The functional currency of the subsidiaries and the VIEs in the PRC is Renminbi (“RMB”). The functional currency of all the other subsidiaries is US$.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in the determination of net income.

The Group has chosen the US$ as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates. Income statement items have been translated using the average exchange rate for the year. Translation adjustments have been reported as cumulative translation adjustments and are shown as a component of other comprehensive loss in the consolidated statements of comprehensive loss and consolidated statements of changes in shareholders’ equity.

(f)   Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

2. Summary of Significant Accounting Policies (Continued)

(f)   Cash, Cash Equivalents and Restricted Cash (Continued)

As of June 30, 2021, restricted cash were US$3.3 million, mainly consisting of amount of US$3.1 million held in the Group’s bank account as guarantee deposit for loan facility provided by the bank. Long term restricted cash of US$21.7 million frozen by local authorities on the alleged illegal acts of certain customers has been released upon the completion of investigations as of June 30, 2021.

(g)   Revenue Recognition

Mobile Advertising

The Group generates substantially all of its revenue through mobile advertising and recognizes the revenue according to ASC Topic 606.

The Group provides advertising services to customers for promotion of their brands and products through its mobile applications, including a portfolio of content-rich mobile applications. The Group has two general pricing models for its advertising products: cost over a time period and cost for performance basis including per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from the Group’s mobile applications. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions originating from the Group’s mobile applications. For contracts that are charged on the cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered. Revenue for performance-based advertising services is recognized at a point in time when all the revenue recognition criteria are met.

For certain of the Group’s advertising service arrangements, customers are required to pay a deposit before using Group’s services. Deposits received are recorded as deferred revenue on the consolidated balance sheets. Service fees due to the Group are deducted from the deposited amounts when performance criteria have been satisfied.

Others

The Group also generates other revenues through cloud call business, licensing of its portfolio products and VIP user subscription fee. The revenue is recognized when service is rendered.

Sales Incentives

The Group provides sales incentives to certain customers in the form of sales rebates which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be. For the six months ended June 30, 2020 and 2021, the rebates recorded by the Group were US$39,890,475 and US$8,271,721, respectively.

2. Summary of Significant Accounting Policies (Continued)

(g)   Revenue Recognition (Continued)

Disaggregation of Revenue

In the following table, revenue is disaggregated by revenue streams and geographic location of customers’ headquarters.

	For the six months ended June 30,
	2020	2021
	US$	US$

Revenue:
Advertising revenue	232,196,523	162,485,069
Other revenue	1,212,400	2,283,884
Total	233,408,923	164,768,953

	For the six months ended June 30
	2020	2021
	US$	US$

PRC	229,056,601	146,244,089
USA	4,345,679	18,497,598
Others	6,643	27,266
Total	233,408,923	164,768,953

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents the amount to be collected from customers and the service has been delivered.

Contract liabilities include payments received in advance of performance under the contract or for differences between the amount billed to a customer and the revenue recognized for the completed performance obligation which is presented as deferred revenue on the consolidated balance sheets. Due to the generally short-term duration of the Group’s contracts, the majority of the performance obligations are satisfied in one year. The movements of the Group’s accounts receivable and deferred revenue are as follows:

	Accounts Receivable	Deferred Revenue
	US$	US$

Opening Balance at January 1, 2020	27,254,634	3,887,908
Increase, net	6,788,404	2,272,367
Ending Balance at June 30, 2020	34,043,038	6,160,275

Opening Balance at January 1, 2021	28,127,346	3,331,511
Increase (Decrease), net	3,323,419	(245,512)
Ending Balance at June 30, 2021	31,450,765	3,085,999

The Group recognized revenue of US$3,631,753 and US$3,014,390 by the reducing the balance of deferred revenue in the six months ended June 30, 2020 and 2021, respectively, which were included in the balance of deferred revenue at the beginning of the each period.

2. Summary of Significant Accounting Policies (Continued)

(h)   Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising and promotion expenses, expenses incurred for the user incentive programs, salaries and benefits of sales and marketing personnel and fees paid to mobile device manufacturers to pre-install the Group’s smart input products. Advertising and promotion expenses which mainly include user acquisition costs that represent payment to the third parties for online user acquisition of the Group’s products via social media and demand-side platforms amounted to US$204,965,757 and US$100,148,612 for the six months ended June 30, 2020 and 2021, respectively. The Group launched the user incentive programs for its registered users in its various applications to enhance user engagements.

(i)   Concentration and Risks

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of these suppliers and has noted no significant credit risk.

Concentration of Customers

The following customers accounted for 10% or more of revenue:

	For the six months ended June 30,
	2020		2021
	US$	%	US$	%

Company A	*	*	51,491,841	31.25%
Company B	57,697,809	24.72%	47,918,394	29.08%

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,		As of June 30,
	2020		2021
	US$	%	US$	%

Company A	11,559,398	39.47%	10,800,500	33.10%
Company B	7,498,563	25.60%	8,984,343	27.53%

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the six months ended June 30,
	2020		2021
	US$	%	US$	%

Company C	28,470,964	13.66%	*	*
Company D	*	*	15,719,126	12.04%
Company E	*	*	14,692,089	11.26%

2. Summary of Significant Accounting Policies (Continued)

(i)   Concentration and Risks (Continued)

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,		As of June30,
	2020		2021
	US$	%	US$	%

Company E	16,072,255	21.11%	7,915,959	15.75%
Company C	9,461,038	12.43%	*	*
Company F	7,604,056	10.00%	*	*
Company G	*	*	9,324,356	18.56%
Company D	*	*	6,778,899	13.49%

*Less than 10%.

Business and Economic Risks

The Group participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations and cash flows: changes in the overall demand for services and products; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; brand maintenance and enhancement; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange in the PRC, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB280,266,558 (amounted to US$42,953,388) and RMB218,843,110 (amounted to US$33,876,119) as of December 31, 2020 and June 30, 2021, respectively.

(j)   Leases

The Group leases office space in different cities in PRC and USA under non-cancellable operating lease agreements that expire at various dates through October 2023. Before January 1, 2021, the Group applied the ASC 840, Leases, under which each lease is classified at the inception date as either a capital lease or an operating lease. All the Group’s leases were classified as operating lease under ASC 840.

Effective January 1, 2021, the Group adopted ASU No. 2016-02 “Leases” (ASC 842) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2021. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. Upon the adoption, the Group recognized operating lease right of use (“ROU”) assets of US$2,563,151 with corresponding lease liabilities of US$2,470,968 on the consolidated balance sheets. The operating lease ROU assets include adjustments for prepayments. The adoption did not impact the Group’s beginning retained earnings as of January 1, 2021, or the Group’s prior years’ financial statements.

2. Summary of Significant Accounting Policies (Continued)

(j) Leases (Continued)

Under ASC 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its consolidated balance sheets at the lease commencement. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

During the six months ended June 30, 2020 and 2021, the Group incurred operating lease costs amounting to US$710,590 and US$893,050 (excluding US$57,975 for short-term leases not capitalized as ROU assets), respectively. Cash payments against operating lease liabilities were US$830,591 for the six months ended June 30, 2021.

As of June 30, 2021, Group’s operating leases had a weighted average remaining lease term of 1.1 years and a weighted average discount rate of 6.0%. Future lease payments under operating leases as of June 30, 2021 were as follows:

As of June 30,
2021
US$

The remaining of 2021	795,955
2022	752,277
2023	62,374
Total lease payment	1,610,606
Less: imputed interest	(58,008)
Total lease liability balance	1,552,598
Less: Operating lease liabilities, current	(1,321,794)
Long-term operating lease liabilities	230,804

As of December 31, 2020, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

As of December 31,
2020
US$

2021	1,650,102
2022	947,794
2023	62,003
Total lease commitment	2,659,899

2. Summary of Significant Accounting Policies (Continued)

(k) Convertible Notes, Beneficial Conversion Feature (“BCF”) and Redemption Feature

The Group issued convertible notes in January and March of 2021.  The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible note agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. The value of the BCF is recorded in the financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method. The Group presents the occurred debt issuance costs as a direct deduction from the convertible note rather than as an asset. Amortization of the costs is reported as interest expense. At the date of above conversion, the remaining amount has been fully amortized to interest expense.

The convertible notes issued in March of 2021 also include a monthly redemption feature which trigger a mandatory monthly redemption of a portion of the principal amount plus an 8% redemption premium and accrued and unpaid interest to be redeem in cash, the shares of the Group or a combination of both at the option of the Group if certain conditions relating to trading prices of the Group’s shares are not met (“Monthly Redemption”). The Group has evaluated whether the Monthly Redemption feature is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the monthly redemption has an underlying based on the fair value of the Group’s shares. An underlying that is based on common stock is not considered to be clearly and closely related to a debt host instrument, therefore, the Monthly Redemption feature should be separately accounted for as a stand-alone derivative under ASC 815 since it is not clearly and closely related to the host contract. This derivative is presented at fair value with change in fair value recognized in earnings. For the convertible notes issued with this derivative, a portion of the note’s proceed is allocated to the derivative based on the fair value at the date of the issuance. The allocated fair value for the derivative is recorded as a debt discount from the face amount of the notes, which is then accredited to interest expense over the life of the related debt using the effective interest method.

(l) Net loss per share

Basic net loss per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year or the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of share options and vest of nonvested restricted share units (using the treasury stock method).

(o)  Recent Accounting Pronouncements

New accounting pronouncements recently adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with terms beyond twelve months. Effective January 1, 2021, the Group adopted the requirements of this ASU using the modified retrospective approach with comparative periods continuing to be reported under Topic 840. The Group elected the transition package of practical expedients permitted within the standard. As a result, the Group did not reassess initial direct costs, lease classification, or whether the contracts contain or are leases. Upon the adoption on January 1, 2021, the Group recognized operating lease right of use (“ROU”) assets of USD$2,563,151 with corresponding lease liabilities of USD$2,470,968 on the consolidated balance sheets. The consolidated financial statements for the six-month ended June 30, 2021 are presented under the new standard, while comparative periods presented have not been adjusted and continue to be reported in accordance with the previous standard.

2. Summary of Significant Accounting Policies (Continued)

New accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for the public business entities. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In November 2019, the FASB issued ASU No. 2019-10 which delayed the effective date of ASU 2016-13 for smaller reporting companies (as defined by the U.S. Securities and Exchange Commission) and other non-SEC reporting entities to fiscal years beginning after December 15, 2022, including interim periods within those fiscal periods. Early adoption is permitted. The Group is currently assessing the impact the guidance will have on its consolidated financial statements.